9A OTHER ITEMS	6 Months Ended
Jun. 30, 2017
Payables and Accruals [Abstract]
OTHER ITEMS

The Company paid an in-kind dividend on its Series A Preferred Stock for the quarter ended March 31, 2017 by issuing 10,097 shares of Series A Preferred Stock to the sole holder of the Company’s Series A Preferred Stock. The Company has yet to make the dividend payment on its Series A Preferred Stock which was payable on June 30, 2017.  The Company will pay the sole holder of the Series A Preferred Stock the accrued dividend in-kind pursuant to the terms of the Certificate of Designation contemporaneously with the filing of the Quarterly Report of Form 10-Q for the quarter ended June 30, 2017.